                           KATTEN MUCHIN ROSENMAN LLP
                               575 Madison Avenue
                            New York, New York 10022

                                                                 August 22, 2007

United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Dividend Income Value Strategy Series 2007D
       File #333-144980
       Rule 497(j) Filing
       ------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on August 21, 2007.

                                                Very truly yours,

                                              /s/ Kathleen H. Moriarty, Esq.
                                            ---------------------------------
                                                  Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste